Other financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Other financial assets
Other current financial assets	€ 1,085	€ 896
Other non-current financial assets	3,215	2,301
Financing receivables held for operating and non operating purpose
Other financial assets
Other current financial assets	1,085	896
Other non-current financial assets	3,153	2,240
Financing receivables held for operating purposes
Other financial assets
Other current financial assets	1	41
Other non-current financial assets	1,044	2,240
Long-term financing receivables held for operating purposes
Other financial assets
Other current financial assets	1	34
Other non-current financial assets	1,044	2,240
Short-term financing receivables held for operating purposes
Other financial assets
Other current financial assets		7
Financing receivables
Other financial assets
Other current financial assets	1,084	855
Other non-current financial assets	2,109
Long-term financing receivables
Other financial assets
Other current financial assets	44
Other non-current financial assets	2,109
Short-term financing receivables
Other financial assets
Other current financial assets	1,040	855
Securities held for operating purposes
Other financial assets
Other non-current financial assets	€ 62	€ 61